Reconciliation of operating profit (loss) from segments to consolidated [Table] (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Segment operating loss	€ (839)	€ (1,046)
Financial income (expense), net	(1,344)	(3,554)
Foreign currency exchange gain (loss), net	303	216
FinancialExpenseIncomeNet	(1,344)	(3,554)
Other income (expense), net	(3)	(4)
Income tax (expense) benefit	(69)	(36)
Net income (loss)	€ (1,953)	€ (4,425)